Cash, Loan and Dividend Restrictions (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Mar. 01, 2020	Jan. 28, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash, Loan and Dividend Restrictions [Line Items]
Average Cash Reserve Deposit Required And Made Federal Reserve Banks			$ 11,374	$ 12,428
Credit And Non-Credit Transactions With All Nonbank Affiliates, Maximum Percent of Bank Capital and Surplus			20.00%
Common Stock, Dividends, Per Share, Declared			$ 1.92	$ 1.64	$ 1.54
Reserve balance for non-US central banks [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Restricted Cash Equivalents			$ 460	$ 517
Segregated for benefit brokerage customers under federal and other brokerage regulations [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Restricted Cash Equivalents			733	1,135
Related to consolidated variable interest entities (VIEs) that can only be used to settle liabilities of VIEs [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Restricted Cash Equivalents			300	$ 147
Bank Subsidiaries [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval			5,400
Nonbank Subsidiaries [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Statutory Accounting Practices, Statutory Amount Available for Dividend Payments without Regulatory Approval			$ 25,900
Subsequent Event [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Common Stock, Dividends, Per Share, Declared		$ 0.51
Dividends Payable, Date Declared		Jan. 28, 2020
Dividends Payable, Date To be Paid	Mar. 01, 2020
Credit and non-credit transactions with a single nonbank affiliate, maximum percent of bank capital and surplus [Member]
Cash, Loan and Dividend Restrictions [Line Items]
Capital Required to be Well Capitalized to Risk Weighted Assets			10.00%